Statement of Compliance	12 Months Ended
Dec. 31, 2017
Statement of Compliance
3. STATEMENT OF COMPLIANCE

The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standard Board (“IASB”) and were approved and authorized for issuance by the Board of Directors of the Company on March 9, 2018.

Due to the listing of ordinary shares of the Company on Euronext Paris and in accordance with the European Union’s regulation No. 1606/2002 of July 19, 2002, the Consolidated Financial Statements of the Company are also prepared in accordance with IFRS, as adopted by the European Union (EU).

As of December 31, 2017, all IFRS that the IASB had published and that are mandatory are the same as those endorsed by the EU and mandatory in the EU, with the exception of IAS 39 Financial Instruments: Recognition and Measurement (revised December 2003), which the EU only partially adopted. The part not adopted by the EU has no impact on the Consolidated Financial Statements of the Company. As a result, the Consolidated Financial Statements comply with International Financial Reporting Standards as published by the IASB and as adopted by the EU.

IFRS include International Financial Reporting Standards (IFRS), International Accounting Standards (“IAS”), as well as the interpretations issued by the Standing Interpretations Committee (“SIC”), and the International Financial Reporting Interpretations Committee (“IFRIC”). The main accounting methods used to prepare the Financial Statements are described below. These methods were used for all periods presented.

The Group adopted the following standards, amendments and interpretations that are applicable as at January 1, 2017:

•	Amendments to IAS 7 – Disclosure initiative;

•	Amendments to IAS 12 – Income taxes; and

•	Amendments to IFRSs 2014-2016 Cycle, for amendments effective for annual periods beginning on or after January 1, 2017.

These new texts did not have any significant impact on the Group’s results or financial position.

The standards and interpretations that are optionally applicable as at December 31, 2017 were not applied in advance.

Recently issued accounting pronouncements that may be relevant to the Company’s operations but have not yet been adopted are as follows:

•	IFRS 2 Classification and measurement of share-based payment transactions et Amendments to IFRSs 2014-2016 Cycle, effective for annual periods beginning on or after January 1, 2018 (IAS 28).

•	IFRS 9 Financial Instruments will be effective for the Group on January 1, 2018, with early adoption permitted. The Group does not expect its adoption to have a material impact on its consolidated financial statements.

•	IFRS 15—Revenue from Contracts with Customers will be effective for the Group on January 1, 2018 with early adoption permitted. The Group does not expect its adoption to have a material impact on its consolidated financial statements. Revenue is generated mainly by the Research Tax Credit.

•	IFRS 16—Leases will be effective for the Group on January 1, 2019, with early adoption permitted if applied at the same time as IFRS 15. The Group does not plan to early adopt this standard and does not expect its adoption to have a material impact on its consolidated financial statements.

•	IAS 40 – Transfers of investment property.

•	IFRIC 22 – Foreign currency transactions and advance consideration.

•	IFRIC 23 – Uncertainty over income tax treatments.

•	Amendments to IFRSs 2014-2016 Cycle, for amendments effective for annual periods beginning on or after January 1, 2018.

These new texts are not expected to have any significant impact on the Group’s results or financial position.